Employment Agreements	12 Months Ended
Dec. 31, 2012
Employment Agreements [Abstract]
EMPLOYMENT AGREEMENTS
NOTE 13 – EMPLOYMENT AGREEMENTS

On August 3, 2010, the Company entered into a 5-year (“Term”) agreement with Bill Glaser for his services as Chief Executive Officer.  The agreement was amended on March 15, 2011 to change his title from Chief Executive Officer to President.  Per the amendment to the agreement dated August 8, 2010, Mr. Glaser is compensated with an annual salary of $180,000. Mr. Glaser’s annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues. The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues. Mr. Glaser will receive a bonus of 5% of OverNear’s adjusted earnings before interest, taxes, depreciation, and amortization (EBITDA). His agreement also provides for options to purchase 5,000,000 shares of common stock under the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) at an exercise price of $0.025 per share, of which 2,500,000 shares became exercisable on December 31, 2012 and the remainder of which will become exercisable on the following schedule: 500,000 shares at the end of each subsequent six (6) month period. The options expire 10 years after grant.

In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Glaser’s termination, Mr. Glaser will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000. All unvested stock options will become vested, and any unexercised stock options will be paid out as cash in the amount equal to the difference between the consideration paid to OverNear on a per share basis less the exercise price of the stock option, the value of which is multiplied to the number of options held by Mr. Glaser.

In the event of Mr. Glaser’s termination without cause by OverNear, Mr. Glaser will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year’s salary, and all stock options held by Mr. Glaser under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.

On September 13, 2010, the Company entered into a 5-year (“Term”) agreement with Fred E. Tannous for his services as Chief Financial Officer. The agreement was amended on March 15, 2011 to add the additional title of Chief Executive Officer.  Per the amendment to the agreement dated August 8, 2010, Mr. Tannous is compensated with an annual salary of $180,000. Mr. Tannous’ annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues. The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.

As a signing bonus, Mr. Fred Tannous was issued shares of OverNear’s common stock valued at $50,000. Mr. Fred Tannous will also receive a bonus of 5% of OverNear’s adjusted earnings before interest, taxes, depreciation, and amortization (EBITDA). His agreement also provides for options to purchase 10,000,000 shares of common stock under the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) at an exercise price of $0.025 per share, of which 1,000,000 shares became exercisable on December 31, 2010 and the remainder of which will become exercisable on the following schedule: 1,000,000 shares at the end of each subsequent six (6) month period. The options expire 10 years after grant.

In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Tannous’ termination, Mr. Tannous will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000. All unvested stock options will become vested, and any unexercised stock options will be paid out as cash in the amount equal to the difference between the consideration paid to OverNear on a per share basis less the exercise price of the stock option, the value of which is multiplied to the number of options held by Mr. Tannous.

In the event of Mr. Tannous’ termination without cause by OverNear, Mr. Tannous will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year’s salary, and all stock options held by Mr. Tannous under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.

The following table summarizes the Company's minimum obligations in the event of no early termination under employment agreements as of December 31:

2013	$360,000
2014	360,000
2015	360,000
2016	75,000

$1,155,000